John Hancock
High Yield Fund
Quarterly portfolio holdings 2/28/2021

Fund’s investments
As of 2-28-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 89.8%				$1,400,972,192
(Cost $1,346,037,050)
Communication services 20.5%				320,195,618
Diversified telecommunication services 2.9%
Cablevision Lightpath LLC (A)	3.875	09-15-27	2,420,000	2,401,850
Cablevision Lightpath LLC (A)	5.625	09-15-28	1,820,000	1,849,575
Consolidated Communications, Inc. (A)	6.500	10-01-28	3,000,000	3,213,750
Frontier Communications Corp. (A)	5.875	10-15-27	1,608,000	1,720,560
Frontier Florida LLC (B)	6.860	02-01-28	4,650,000	4,882,500
GCI LLC (A)	4.750	10-15-28	4,905,000	5,070,544
Level 3 Financing, Inc. (A)	4.625	09-15-27	4,965,000	5,137,286
Lumen Technologies, Inc. (A)	4.500	01-15-29	5,050,000	5,041,668
Radiate Holdco LLC (A)	4.500	09-15-26	1,905,000	1,928,813
Radiate Holdco LLC (A)	6.500	09-15-28	5,430,000	5,701,500
Switch, Ltd. (A)	3.750	09-15-28	1,640,000	1,670,750
Telecom Italia Capital SA	6.000	09-30-34	3,500,000	4,025,350
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	2,900,000	2,888,052
Entertainment 3.7%
Cinemark USA, Inc.	5.125	12-15-22	6,450,000	6,393,563
Cinemark USA, Inc. (A)	8.750	05-01-25	4,250,000	4,621,875
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24	7,600,000	7,757,396
Live Nation Entertainment, Inc. (A)	3.750	01-15-28	1,600,000	1,603,520
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	9,250,000	9,344,350
Netflix, Inc. (A)	4.875	06-15-30	5,305,000	6,100,750
Netflix, Inc. (A)	5.375	11-15-29	4,950,000	5,848,178
Netflix, Inc.	5.875	11-15-28	8,210,000	9,849,537
Netflix, Inc.	6.375	05-15-29	4,900,000	6,088,250
Interactive media and services 2.1%
ANGI Group LLC (A)	3.875	08-15-28	7,430,000	7,597,175
Arches Buyer, Inc. (A)	4.250	06-01-28	1,360,000	1,371,322
Cars.com, Inc. (A)	6.375	11-01-28	4,120,000	4,310,550
Match Group Holdings II LLC (A)	4.625	06-01-28	5,300,000	5,502,354
Match Group Holdings II LLC (A)	5.625	02-15-29	3,300,000	3,588,750
TripAdvisor, Inc. (A)	7.000	07-15-25	1,635,000	1,759,669
Twitter, Inc. (A)	3.875	12-15-27	5,252,000	5,604,934
ZoomInfo Technologies LLC (A)	3.875	02-01-29	3,665,000	3,637,513
Media 8.5%
Altice Financing SA (A)	5.000	01-15-28	3,000,000	3,000,330
Altice Financing SA (A)	7.500	05-15-26	4,745,000	4,959,000
Altice France Holding SA (A)	6.000	02-15-28	2,890,000	2,828,588
Altice France Holding SA (A)	10.500	05-15-27	4,070,000	4,575,901
Austin BidCo, Inc. (A)	7.125	12-15-28	4,200,000	4,310,250
Cable One, Inc. (A)	4.000	11-15-30	4,384,000	4,384,000
CCO Holdings LLC (A)	4.500	08-15-30	9,625,000	9,966,688
CCO Holdings LLC (A)	5.125	05-01-27	6,715,000	7,034,634
Clear Channel Outdoor Holdings, Inc. (A)	7.750	04-15-28	4,083,000	4,144,245
Clear Channel Worldwide Holdings, Inc.	9.250	02-15-24	3,950,000	4,112,938
CSC Holdings LLC (A)	5.375	02-01-28	6,425,000	6,792,510
CSC Holdings LLC (A)	5.500	04-15-27	5,430,000	5,713,446
CSC Holdings LLC (A)	5.750	01-15-30	4,500,000	4,802,400
CSC Holdings LLC	5.875	09-15-22	2,415,000	2,540,544
DISH DBS Corp.	5.875	07-15-22	6,050,000	6,308,214
iHeartCommunications, Inc.	8.375	05-01-27	6,787,000	7,196,799
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	5,400,000	$5,783,940
MDC Partners, Inc. (A)	7.500	05-01-24	13,530,000	13,631,475
National CineMedia LLC	5.750	08-15-26	3,500,000	2,992,500
National CineMedia LLC (A)	5.875	04-15-28	7,000,000	6,440,000
Townsquare Media, Inc. (A)	6.875	02-01-26	4,253,000	4,447,979
Virgin Media Finance PLC (A)	5.000	07-15-30	3,905,000	3,973,338
WMG Acquisition Corp. (A)	3.000	02-15-31	2,995,000	2,878,944
WMG Acquisition Corp. (A)	3.875	07-15-30	3,000,000	3,067,755
WMG Acquisition Corp. (A)	5.500	04-15-26	6,735,000	6,914,151
Wireless telecommunication services 3.3%
SoftBank Group Corp.	5.125	09-19-27	4,000,000	4,365,052
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (C)	6.875	07-19-27	20,667,000	21,442,013
Sprint Communications, Inc.	6.000	11-15-22	4,980,000	5,322,923
Sprint Corp.	7.125	06-15-24	4,675,000	5,383,029
Sprint Corp.	7.875	09-15-23	2,250,000	2,597,738
T-Mobile USA, Inc.	2.625	02-15-29	3,813,000	3,717,675
U.S. Cellular Corp.	6.700	12-15-33	6,500,000	8,054,735
Consumer discretionary 15.4%				240,582,999
Auto components 1.0%
American Axle & Manufacturing, Inc.	6.875	07-01-28	5,085,000	5,380,337
Dealer Tire LLC (A)	8.000	02-01-28	6,950,000	7,436,500
The Goodyear Tire & Rubber Company	9.500	05-31-25	2,700,000	3,025,701
Automobiles 2.6%
Ford Motor Company	4.750	01-15-43	13,067,000	13,248,631
Ford Motor Credit Company LLC	2.900	02-16-28	1,940,000	1,911,288
Ford Motor Credit Company LLC	3.350	11-01-22	855,000	868,919
Ford Motor Credit Company LLC	4.134	08-04-25	10,975,000	11,551,188
Tesla, Inc. (A)	5.300	08-15-25	12,000,000	12,488,400
Diversified consumer services 1.4%
Adtalem Global Education, Inc. (A)	5.500	03-01-28	5,832,000	5,804,590
Garda World Security Corp. (A)	4.625	02-15-27	4,395,000	4,362,038
Sotheby's (A)	7.375	10-15-27	7,080,000	7,646,400
Stena International SA (A)	6.125	02-01-25	3,400,000	3,357,500
Hotels, restaurants and leisure 6.8%
Affinity Gaming (A)	6.875	12-15-27	2,020,000	2,141,200
Bally's Corp. (A)	6.750	06-01-27	9,723,000	10,408,958
Caesars Resort Collection LLC (A)	5.750	07-01-25	1,425,000	1,496,250
Carnival Corp. (A)	7.625	03-01-26	1,580,000	1,660,975
Carnival Corp. (A)	11.500	04-01-23	2,615,000	2,981,623
Connect Finco SARL (A)	6.750	10-01-26	7,940,000	8,230,406
Dave & Buster's, Inc. (A)	7.625	11-01-25	6,670,000	7,070,200
Full House Resorts, Inc. (A)	8.250	02-15-28	4,100,000	4,346,000
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32	3,675,000	3,619,287
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28	1,495,000	1,619,279
International Game Technology PLC (A)	5.250	01-15-29	1,385,000	1,466,369
International Game Technology PLC (A)	6.500	02-15-25	6,160,000	6,806,800
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	6,590,000	6,859,861
Life Time, Inc. (A)	5.750	01-15-26	3,490,000	3,551,075
Life Time, Inc. (A)	8.000	04-15-26	1,900,000	1,923,750
Marriott Ownership Resorts, Inc. (A)	6.125	09-15-25	3,080,000	3,272,500
MGM Resorts International	6.000	03-15-23	7,000,000	7,463,750
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Mohegan Gaming & Entertainment (A)	8.000	02-01-26	3,540,000	$3,500,175
NCL Corp., Ltd. (A)	5.875	03-15-26	4,060,000	4,079,488
New Red Finance, Inc. (A)	4.375	01-15-28	2,395,000	2,430,925
Travel + Leisure Company (A)	4.625	03-01-30	4,557,000	4,723,604
Travel + Leisure Company	6.600	10-01-25	8,825,000	9,906,063
Travel + Leisure Company (A)	6.625	07-31-26	3,560,000	4,018,528
Waterford Gaming LLC (A)(B)(D)	8.625	09-15-14	1,585,205	0
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	3,235,000	3,299,700
Household durables 0.4%
Empire Communities Corp. (A)	7.000	12-15-25	1,570,000	1,652,425
Taylor Morrison Communities, Inc. (A)	5.125	08-01-30	2,910,000	3,115,155
TopBuild Corp. (A)	3.625	03-15-29	2,125,000	2,132,969
Internet and direct marketing retail 0.3%
Expedia Group, Inc. (A)	4.625	08-01-27	3,795,000	4,223,345
Multiline retail 0.5%
Macy's, Inc. (A)	8.375	06-15-25	3,560,000	3,933,800
Nordstrom, Inc. (A)	8.750	05-15-25	3,000,000	3,344,431
Specialty retail 1.6%
Abercrombie & Fitch Management Company (A)	8.750	07-15-25	1,360,000	1,499,400
Carvana Company (A)	5.625	10-01-25	4,180,000	4,357,650
Carvana Company (A)	5.875	10-01-28	4,300,000	4,525,750
GameStop Corp. (A)	10.000	03-15-23	3,000,000	3,082,500
Group 1 Automotive, Inc. (A)	4.000	08-15-28	3,825,000	3,863,250
Lithia Motors, Inc. (A)	4.375	01-15-31	4,175,000	4,383,750
Michaels Stores, Inc. (A)	4.750	10-01-27	3,950,000	4,038,875
Textiles, apparel and luxury goods 0.8%
G-III Apparel Group, Ltd. (A)	7.875	08-15-25	5,540,000	5,969,350
Hanesbrands, Inc. (A)	5.375	05-15-25	4,475,000	4,742,516
Levi Strauss & Company (A)	3.500	03-01-31	1,740,000	1,759,575
Consumer staples 3.7%				57,093,043
Food and staples retailing 0.8%
Advantage Sales & Marketing, Inc. (A)	6.500	11-15-28	4,400,000	4,510,000
Albertsons Companies, Inc. (A)	4.875	02-15-30	4,000,000	4,140,880
U.S. Foods, Inc. (A)	4.750	02-15-29	3,250,000	3,295,955
Food products 2.5%
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,631,000
JBS Investments II GmbH (A)	5.750	01-15-28	2,430,000	2,554,562
Kraft Heinz Foods Company	3.750	04-01-30	3,850,000	4,207,483
Kraft Heinz Foods Company	4.250	03-01-31	1,825,000	2,048,970
Kraft Heinz Foods Company	6.750	03-15-32	4,599,000	6,220,616
Lamb Weston Holdings, Inc. (A)	4.875	05-15-28	1,395,000	1,520,550
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,569,065
Post Holdings, Inc. (A)	5.750	03-01-27	2,795,000	2,926,784
Simmons Foods, Inc. (A)	4.625	03-01-29	2,165,000	2,192,929
Simmons Foods, Inc. (A)	5.750	11-01-24	4,900,000	5,049,940
Simmons Foods, Inc. (A)	7.750	01-15-24	3,575,000	3,699,088
Household products 0.4%
Edgewell Personal Care Company (A)	4.125	04-01-29	2,670,000	2,659,988
Edgewell Personal Care Company (A)	5.500	06-01-28	2,070,000	2,197,119
Kronos Acquisition Holdings, Inc. (A)	5.000	12-31-26	1,620,000	1,668,114
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy 11.7%				$182,848,102
Energy equipment and services 1.0%
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,506,250
CSI Compressco LP (A)	7.500	04-01-25	2,246,000	2,251,615
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (A)	10.000	04-01-26	7,053,968	5,995,873
Tervita Corp. (A)	11.000	12-01-25	3,390,000	3,661,200
Transocean, Inc. (A)	8.000	02-01-27	2,725,000	1,703,125
Oil, gas and consumable fuels 10.7%
Antero Resources Corp.	5.000	03-01-25	6,210,000	6,175,845
Antero Resources Corp. (A)	7.625	02-01-29	3,657,000	3,899,276
Antero Resources Corp. (A)	8.375	07-15-26	4,500,000	4,921,875
Apache Corp.	4.625	11-15-25	5,155,000	5,341,869
Apache Corp.	4.875	11-15-27	4,095,000	4,292,338
Ascent Resources Utica Holdings LLC (A)	9.000	11-01-27	1,103,000	1,409,083
Calumet Specialty Products Partners LP	7.750	04-15-23	2,650,000	2,570,500
Cenovus Energy, Inc.	6.750	11-15-39	1,185,000	1,539,165
Cheniere Energy Partners LP (A)	4.000	03-01-31	3,835,000	3,865,028
Cheniere Energy Partners LP	4.500	10-01-29	7,970,000	8,388,425
CNX Resources Corp. (A)	6.000	01-15-29	2,800,000	2,929,500
Continental Resources, Inc. (A)	5.750	01-15-31	9,700,000	10,933,937
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (C)	7.375	12-15-22	5,960,000	5,185,200
DCP Midstream Operating LP	5.375	07-15-25	7,300,000	7,782,092
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	4,770,000	5,160,570
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	6,235,000	6,607,902
Endeavor Energy Resources LP (A)	5.750	01-30-28	3,500,000	3,699,500
Energy Transfer Operating LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	5,345,000	5,155,894
EQM Midstream Partners LP (A)	4.750	01-15-31	2,975,000	2,867,156
MEG Energy Corp. (A)	5.875	02-01-29	3,248,000	3,297,694
MEG Energy Corp. (A)	6.500	01-15-25	3,000,000	3,093,750
MEG Energy Corp. (A)	7.125	02-01-27	4,500,000	4,723,650
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (C)	6.875	02-15-23	6,000,000	5,977,500
Murphy Oil USA, Inc. (A)	3.750	02-15-31	4,130,000	4,124,838
Occidental Petroleum Corp.	5.500	12-01-25	2,950,000	3,124,463
Occidental Petroleum Corp.	6.375	09-01-28	10,305,000	11,438,550
Occidental Petroleum Corp.	6.625	09-01-30	10,005,000	11,380,688
Parkland Corp. (A)	5.875	07-15-27	5,400,000	5,737,500
Parsley Energy LLC (A)	4.125	02-15-28	4,530,000	4,807,463
PBF Holding Company LLC	6.000	02-15-28	4,265,000	2,708,275
PBF Holding Company LLC	7.250	06-15-25	5,105,000	3,522,450
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (C)	6.125	11-15-22	6,750,000	5,535,000
Southwestern Energy Company	8.375	09-15-28	4,100,000	4,533,063
Financials 8.5%				131,857,654
Banks 4.5%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (C)	6.100	03-17-25	6,700,000	7,444,370
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(C)	7.000	08-16-28	7,470,000	8,739,900
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (C)	5.650	10-06-25	4,000,000	4,400,000
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(C)	8.125	12-23-25	4,215,000	5,094,881
Freedom Mortgage Corp. (A)	8.125	11-15-24	4,540,000	4,710,250
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Freedom Mortgage Corp. (A)	8.250	04-15-25	3,940,000	$4,098,703
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (C)	6.500	03-23-28	5,825,000	6,611,375
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (C)	6.500	04-16-25	9,505,000	10,535,342
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25	5,700,000	6,312,750
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(C)	7.375	09-13-21	8,165,000	8,333,362
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	3,600,000	3,939,300
Capital markets 0.4%
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(C)	7.500	07-17-23	5,935,000	6,491,703
Consumer finance 1.2%
Avation Capital SA (A)	6.500	05-15-21	2,040,000	1,632,000
Enova International, Inc. (A)	8.500	09-01-24	1,635,000	1,663,613
Enova International, Inc. (A)	8.500	09-15-25	4,425,000	4,535,625
OneMain Finance Corp.	6.625	01-15-28	4,195,000	4,770,554
OneMain Finance Corp.	7.125	03-15-26	3,200,000	3,696,000
OneMain Finance Corp.	8.875	06-01-25	1,880,000	2,065,368
Diversified financial services 0.9%
Allied Universal Holdco LLC (A)	6.625	07-15-26	5,880,000	6,227,096
Brightstar Escrow Corp. (A)	9.750	10-15-25	3,021,000	3,209,813
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	5,000,000	5,275,250
Mortgage real estate investment trusts 0.6%
Starwood Property Trust, Inc.	5.000	12-15-21	6,315,000	6,409,725
Starwood Property Trust, Inc. (A)	5.500	11-01-23	2,300,000	2,397,750
Thrifts and mortgage finance 0.9%
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	2,700,000	2,774,250
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,025,000	3,176,250
NMI Holdings, Inc. (A)	7.375	06-01-25	2,800,000	3,164,000
PennyMac Financial Services, Inc. (A)	4.250	02-15-29	4,200,000	4,148,424
Health care 5.6%				87,732,744
Biotechnology 0.2%
Emergent BioSolutions, Inc. (A)	3.875	08-15-28	3,810,000	3,863,569
Health care equipment and supplies 0.1%
Varex Imaging Corp. (A)	7.875	10-15-27	851,000	933,973
Health care providers and services 4.3%
AdaptHealth LLC (A)	4.625	08-01-29	1,600,000	1,602,544
Centene Corp.	2.500	03-01-31	5,345,000	5,169,684
Centene Corp.	3.000	10-15-30	5,275,000	5,357,818
Centene Corp.	3.375	02-15-30	2,090,000	2,147,893
Centene Corp.	4.625	12-15-29	2,415,000	2,605,785
Centene Corp. (A)	5.375	06-01-26	3,850,000	4,022,827
DaVita, Inc. (A)	3.750	02-15-31	2,645,000	2,520,540
DaVita, Inc. (A)	4.625	06-01-30	6,415,000	6,527,263
Encompass Health Corp.	4.750	02-01-30	2,395,000	2,533,599
HCA, Inc.	5.375	02-01-25	9,840,000	11,033,100
MEDNAX, Inc. (A)	6.250	01-15-27	8,785,000	9,278,805
Select Medical Corp. (A)	6.250	08-15-26	5,390,000	5,767,300
Team Health Holdings, Inc. (A)	6.375	02-01-25	3,730,000	3,357,000
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
U.S. Renal Care, Inc. (A)	10.625	07-15-27	4,290,000	$4,697,550
Pharmaceuticals 1.0%
Bausch Health Americas, Inc. (A)	9.250	04-01-26	4,905,000	5,436,947
Bausch Health Companies, Inc. (A)	5.500	11-01-25	4,990,000	5,135,708
Bausch Health Companies, Inc. (A)	7.000	01-15-28	3,700,000	4,001,994
Catalent Pharma Solutions, Inc. (A)	3.125	02-15-29	1,760,000	1,738,845
Industrials 9.9%				155,062,266
Aerospace and defense 0.8%
Bombardier, Inc. (A)	7.875	04-15-27	13,800,000	12,388,260
Air freight and logistics 0.6%
Watco Companies LLC (A)	6.500	06-15-27	8,163,000	8,771,552
Airlines 2.3%
Alaska Airlines 2020-1 Class B Pass Through Trust (A)	8.000	08-15-25	2,698,237	3,014,952
American Airlines 2013-1 Class A Pass Through Trust	4.000	07-15-25	2,710,809	2,453,040
American Airlines Group, Inc. (A)	5.000	06-01-22	8,450,000	8,143,688
American Airlines, Inc. (A)	11.750	07-15-25	6,200,000	7,385,750
Delta Air Lines, Inc.	7.375	01-15-26	5,540,000	6,488,531
Spirit Loyalty Cayman, Ltd. (A)	8.000	09-20-25	4,750,000	5,348,310
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	2,576,178	2,872,438
Virgin Australia Holdings, Ltd. (A)(B)	8.125	11-15-24	4,625,000	398,906
Building products 0.2%
Builders FirstSource, Inc. (A)	6.750	06-01-27	3,000,000	3,217,500
Commercial services and supplies 1.3%
Cimpress PLC (A)	7.000	06-15-26	10,800,000	11,390,760
Harsco Corp. (A)	5.750	07-31-27	4,920,000	5,129,100
LSC Communications, Inc. (A)(B)	8.750	10-15-23	5,845,000	409,150
Stericycle, Inc. (A)	3.875	01-15-29	1,580,000	1,591,297
Williams Scotsman International, Inc. (A)	4.625	08-15-28	1,395,000	1,433,363
Construction and engineering 1.1%
AECOM	5.125	03-15-27	4,250,000	4,643,125
Foundation Building Materials, Inc. (A)	6.000	03-01-29	3,054,000	3,046,365
MasTec, Inc. (A)	4.500	08-15-28	2,385,000	2,492,802
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	2,385,000	2,546,512
Tutor Perini Corp. (A)	6.875	05-01-25	4,000,000	4,050,000
Electrical equipment 0.2%
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,600,000	2,889,250
Machinery 0.6%
JB Poindexter & Company, Inc. (A)	7.125	04-15-26	4,750,000	5,011,250
Vertical Holdco GmbH (A)	7.625	07-15-28	1,590,000	1,718,377
Vertical U.S. Newco, Inc. (A)	5.250	07-15-27	3,260,000	3,398,550
Marine 0.3%
Danaos Corp. (A)	8.500	03-01-28	4,890,000	5,024,475
Professional services 0.4%
TriNet Group, Inc. (A)	3.500	03-01-29	5,830,000	5,778,988
Road and rail 1.2%
Uber Technologies, Inc. (A)	6.250	01-15-28	4,700,000	5,024,300
Uber Technologies, Inc. (A)	7.500	09-15-27	5,700,000	6,234,375
Uber Technologies, Inc. (A)	8.000	11-01-26	7,230,000	7,810,931
Trading companies and distributors 0.9%
Ashland LLC	6.875	05-15-43	2,710,000	3,590,750
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
Boise Cascade Company (A)	4.875	07-01-30	3,125,000	$3,331,094
H&E Equipment Services, Inc. (A)	3.875	12-15-28	4,400,000	4,235,000
Herc Holdings, Inc. (A)	5.500	07-15-27	3,610,000	3,799,525
Information technology 3.7%				58,471,394
Electronic equipment, instruments and components 0.3%
APX Group, Inc. (A)	6.750	02-15-27	5,000,000	5,325,000
IT services 1.3%
Gartner, Inc. (A)	4.500	07-01-28	4,975,000	5,223,750
Rackspace Technology Global, Inc. (A)	5.375	12-01-28	2,470,000	2,548,114
Sabre GLBL, Inc. (A)	7.375	09-01-25	3,430,000	3,713,695
Sabre GLBL, Inc. (A)	9.250	04-15-25	4,000,000	4,745,000
Shift4 Payments LLC (A)	4.625	11-01-26	3,400,000	3,555,720
Semiconductors and semiconductor equipment 0.3%
Microchip Technology, Inc. (A)	4.250	09-01-25	1,560,000	1,636,887
ON Semiconductor Corp. (A)	3.875	09-01-28	2,150,000	2,246,750
Software 0.5%
BY Crown Parent LLC (A)	4.250	01-31-26	1,660,000	1,709,800
Crowdstrike Holdings, Inc.	3.000	02-15-29	1,830,000	1,830,000
j2 Global, Inc. (A)	4.625	10-15-30	4,730,000	4,907,848
Technology hardware, storage and peripherals 1.3%
CDW LLC	3.250	02-15-29	1,755,000	1,726,920
Seagate HDD Cayman (A)	3.375	07-15-31	3,900,000	3,795,090
Xerox Corp.	6.750	12-15-39	3,608,000	3,977,820
Xerox Holdings Corp. (A)	5.500	08-15-28	10,800,000	11,529,000
Materials 6.1%				94,432,812
Chemicals 0.7%
The Chemours Company (A)	5.750	11-15-28	8,200,000	8,405,000
The Scotts Miracle-Gro Company	4.500	10-15-29	2,910,000	3,085,619
Construction materials 0.2%
Brundage-Bone Concrete Pumping Holdings, Inc. (A)	6.000	02-01-26	1,605,000	1,661,785
James Hardie International Finance DAC (A)	5.000	01-15-28	1,000,000	1,065,000
Containers and packaging 1.5%
ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27	2,195,000	2,321,213
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,810,000	3,946,968
Can-Pack SA (A)	3.125	11-01-25	1,785,000	1,809,544
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	3,250,000	3,485,625
Sealed Air Corp. (A)	4.000	12-01-27	3,150,000	3,292,594
Sealed Air Corp. (A)	5.250	04-01-23	2,000,000	2,111,000
Sealed Air Corp. (A)	6.875	07-15-33	2,000,000	2,600,000
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,525,000	3,688,031
Metals and mining 3.4%
Arconic Corp. (A)	6.000	05-15-25	6,540,000	6,948,750
Coeur Mining, Inc. (A)	5.125	02-15-29	3,890,000	3,785,456
First Quantum Minerals, Ltd. (A)	6.875	10-15-27	8,000,000	8,680,000
FMG Resources August 2006 Pty, Ltd. (A)	4.500	09-15-27	3,500,000	3,845,625
Freeport-McMoRan, Inc.	4.250	03-01-30	7,960,000	8,641,535
Freeport-McMoRan, Inc.	5.000	09-01-27	2,850,000	3,048,132
Freeport-McMoRan, Inc.	5.450	03-15-43	4,050,000	5,032,125
Hudbay Minerals, Inc. (A)	4.500	04-01-26	5,330,000	5,399,983
Novelis Corp. (A)	4.750	01-30-30	3,455,000	3,600,801
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
United States Steel Corp.	6.875	03-01-29		4,100,000	$4,020,563
Paper and forest products 0.3%
Norbord, Inc. (A)	6.250	04-15-23		3,610,000	3,957,463
Real estate 2.1%					32,055,275
Equity real estate investment trusts 1.5%
GLP Capital LP	5.375	04-15-26		5,275,000	6,057,072
Iron Mountain, Inc. (A)	4.875	09-15-29		6,675,000	6,808,500
Outfront Media Capital LLC (A)	4.250	01-15-29		1,755,000	1,706,738
Uniti Group LP (A)	6.500	02-15-29		1,975,000	1,989,813
VICI Properties LP (A)	4.625	12-01-29		5,910,000	6,203,727
Real estate management and development 0.6%
Realogy Group LLC (A)	5.750	01-15-29		4,190,000	4,221,425
WeWork Companies, Inc. (A)	7.875	05-01-25		5,600,000	5,068,000
Utilities 2.6%					40,640,285
Electric utilities 1.0%
NRG Energy, Inc. (A)	3.375	02-15-29		1,505,000	1,489,784
NRG Energy, Inc. (A)	3.625	02-15-31		2,350,000	2,314,750
NRG Energy, Inc.	6.625	01-15-27		6,640,000	6,904,803
PG&E Corp.	5.000	07-01-28		1,445,000	1,519,056
Vistra Operations Company LLC (A)	5.625	02-15-27		3,130,000	3,270,850
Gas utilities 1.1%
AmeriGas Partners LP	5.500	05-20-25		2,900,000	3,174,630
AmeriGas Partners LP	5.625	05-20-24		4,150,000	4,592,224
AmeriGas Partners LP	5.750	05-20-27		5,150,000	5,801,990
NGL Energy Operating LLC (A)	7.500	02-01-26		4,119,000	4,246,751
Independent power and renewable electricity producers 0.2%
Clearway Energy Operating LLC (A)	4.750	03-15-28		2,750,000	2,939,063
Multi-utilities 0.3%

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (C)	4.875	10-15-25		4,115,000	4,386,384

Convertible bonds 1.6%					$24,350,390
(Cost $21,811,873)
Communication services 0.8%					12,004,132
Entertainment 0.2%
WildBrain, Ltd. (A)	5.875	09-30-24	CAD	3,655,000	2,685,388
Media 0.6%
DISH Network Corp.	3.375	08-15-26		6,050,000	5,688,977
Liberty Broadband Corp. (A)	2.750	09-30-50		3,500,000	3,629,767
Industrials 0.5%					7,023,133
Airlines 0.3%
Air Canada (A)	4.000	07-01-25		3,000,000	4,665,000
Road and rail 0.2%
Uber Technologies, Inc., Zero Coupon (A)	0.000	12-15-25		2,250,000	2,358,133
Information technology 0.3%					5,323,125
IT services 0.3%

Sabre GLBL, Inc. (A)	4.000	04-15-25		2,550,000	5,323,125
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value

Term loans (E) 2.6%				$40,714,580
(Cost $41,037,074)
Communication services 0.5%				8,527,684
Diversified telecommunication services 0.1%
Consolidated Communications, Inc., 2020 Term Loan B (1 month LIBOR + 4.750%)	5.750	10-02-27	1,695,750	1,703,957
Interactive media and services 0.2%
Arches Buyer, Inc., 2020 Term Loan (1 month LIBOR + 3.250%)	4.250	12-06-27	3,300,000	3,294,852
Media 0.2%
LCPR Loan Financing LLC, Term Loan B (1 month LIBOR + 5.000%)	5.112	10-15-26	3,500,000	3,528,875
Consumer discretionary 0.4%				5,801,181
Auto components 0.3%
American Tire Distributors, Inc., 2015 Term Loan (1 and 3 month LIBOR + 7.500%)	7.605	09-02-24	4,003,964	3,901,382
Hotels, restaurants and leisure 0.1%
Caesars Resort Collection LLC, 2020 Term Loan B1 (1 month LIBOR + 4.500%)	4.615	07-21-25	1,895,250	1,899,799
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (B)(D)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (B)(D)	0.000	06-06-21	1,618,638	0
Energy 0.2%				2,553,506
Oil, gas and consumable fuels 0.2%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan	10.000	11-01-25	2,297,000	2,553,506
Health care 0.2%				2,656,625
Health care providers and services 0.2%
Journey Personal Care Corp., 2021 Term Loan B (F)	TBD	02-18-28	2,650,000	2,656,625
Industrials 0.4%				7,187,516
Aerospace and defense 0.3%
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.750%)	4.750	04-30-25	4,313,941	4,151,090
Airlines 0.0%
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%)	4.750	10-20-27	600,000	634,626
Road and rail 0.1%
Uber Technologies, Inc., 2021 1st Lien Term Loan B (F)	TBD	04-04-25	2,400,000	2,401,800
Information technology 0.7%				10,894,901
IT services 0.3%
NeuStar, Inc., 2nd Lien Term Loan (3 month LIBOR + 8.000%)	9.000	08-08-25	3,794,103	3,414,693
Sabre GLBL, Inc., 2020 Term Loan B (1 month LIBOR + 4.000%)	4.750	12-17-27	550,000	555,847
Virtusa Corp., Term Loan B (F)	TBD	12-09-27	1,185,000	1,191,518
Software 0.1%
Avaya, Inc., 2020 Term Loan B (1 month LIBOR + 4.250%)	4.362	12-15-27	1,916,625	1,921,723
Technology hardware, storage and peripherals 0.3%
Vericast Corp., 2017 Term Loan (F)	TBD	11-03-23	4,000,000	3,811,120
Utilities 0.2%				3,093,167
Electric utilities 0.2%

PG&E Corp., 2020 Term Loan (1 month LIBOR + 3.000%)	3.500	06-23-25	3,084,500	3,093,167
10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 0.4%				$6,724,259
(Cost $4,503,730)
Commercial and residential 0.4%				6,724,259
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (A)(G)	3.596	04-14-33	2,000,000	2,063,859
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(H)	2.549	03-15-37	1,160,000	1,109,153
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(H)	2.063	03-15-37	835,000	835,769
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	52,804,604	552,590
Series 2007-4, Class ES IO	0.350	07-19-47	59,103,287	793,066
Series 2007-6, Class ES IO (A)	0.343	08-19-37	54,826,800	789,692
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	584,063	580,130

	Shares	Value
Common stocks 0.3%		$5,061,845
(Cost $12,372,873)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (D)(I)	560,094	0
Energy 0.0%		0
Energy equipment and services 0.0%
TPT Acquisition, Inc. (D)(I)	2,560	0
Real estate 0.0%		663,303
Equity real estate investment trusts 0.0%
American Tower Corp.	3,069	663,303
Utilities 0.3%		4,398,542
Multi-utilities 0.3%

Dominion Energy, Inc.	925,578	4,398,542

Preferred securities 2.4%		$37,510,587
(Cost $40,040,467)
Communication services 0.3%		3,929,172
Media 0.3%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	3,600	3,929,172
Energy 0.2%		3,485,056
Oil, gas and consumable fuels 0.2%
Energy Transfer Operating LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%)	154,411	3,485,056
Financials 0.5%		7,937,327
Banks 0.5%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 5.983% (H)	305,870	7,937,327
Industrials 0.1%		906,649
Construction and engineering 0.1%
Glasstech, Inc., Series A (D)(I)(J)	143	85,800
Glasstech, Inc., Series B (D)(I)(J)	4,475	820,849
Information technology 0.3%		5,329,130
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	3,525	5,329,130
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

	Shares	Value
Utilities 1.0%		$15,923,253
Electric utilities 0.7%
American Electric Power Company, Inc., 6.125%	159,748	7,142,333
NextEra Energy, Inc., 6.219%	71,402	3,467,995
Multi-utilities 0.3%
DTE Energy Company, 6.250%	115,750	5,312,925

	Par value^	Value
Short-term investments 3.8%		$59,316,000
(Cost $59,316,000)
Repurchase agreement 3.8%		59,316,000
Barclays Tri-Party Repurchase Agreement dated 2-26-21 at 0.010% to be repurchased at $47,762,040 on 3-1-21, collateralized by $39,995,000 U.S. Treasury Bonds, 3.375% due 5-15-44 (valued at $48,717,386)	47,762,000	47,762,000
Repurchase Agreement with State Street Corp. dated 2-26-21 at 0.000% to be repurchased at $11,554,000 on 3-1-21, collateralized by $11,447,400 U.S. Treasury Notes, 1.625% due 11-15-22 (valued at $11,785,174)	11,554,000	11,554,000

Total investments (Cost $1,525,119,067) 100.9%	$1,574,649,853
Other assets and liabilities, net (0.9%)	(14,485,091)
Total net assets 100.0%	$1,560,164,762

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $983,088,455 or 63.0% of the fund's net assets as of 2-28-21.
(B)	Non-income producing - Issuer is in default.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Non-income producing security.
(J)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund's investments.
The fund had the following country composition as a percentage of net assets on 2-28-21:
United States	84.0%
Canada	5.2%
Luxembourg	2.0%
Japan	1.7%
Ireland	1.4%
France	1.4%
United Kingdom	1.1%
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Other countries	3.2%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	13

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,640,287	CAD	3,367,396	MSCS	3/17/2021	—	$(5,914)
USD	70,320	CAD	90,000	SSB	3/17/2021	—	(404)
						—	$(6,318)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar

Derivatives Abbreviations
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
14	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	1,400,972,192	—	$1,400,972,192	—
Convertible bonds	24,350,390	—	24,350,390	—
Term loans	40,714,580	—	40,714,580	—
Collateralized mortgage obligations	6,724,259	—	6,724,259	—
Common stocks	5,061,845	$5,061,845	—	—
Preferred securities	37,510,587	32,674,766	3,929,172	$906,649
Short-term investments	59,316,000	—	59,316,000	—
Total investments in securities	$1,574,649,853	$37,736,611	$1,536,006,593	$906,649
Derivatives:
Liabilities
Forward foreign currency contracts	$(6,318)	—	$(6,318)	—
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at February 28, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%*	$85,800
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	820,849
								$906,649

*	Less than 0.05%.
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For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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